FINANCIAL RISK MANAGEMENT - Disclosure of fair value measurement of assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper put and call options	$ 3,904	$ 1,514
Derivative asset fuel call options		278
Financial assets designated at fair value	3,904	1,792
Financial assets at fair value through profit or loss, category [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper put and call options	0
Derivative asset copper put options		0
Derivative asset fuel call options		0
Financial assets designated at fair value	0	0
Financial assets at fair value through profit or loss, category [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper put and call options	3,904
Derivative asset copper put options		1,514
Derivative asset fuel call options		278
Financial assets designated at fair value	3,904	1,792
Financial assets at fair value through profit or loss, category [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper put and call options	0
Derivative asset copper put options		0
Derivative asset fuel call options		0
Financial assets designated at fair value	0	0
Financial assets at fair value through other comprehensive income, category [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	3,110	1,791
Investment in private companies	1,200	1,200
Reclamation deposits	434	2,825
Financial assets designated at fair value	4,744	5,816
Financial assets at fair value through other comprehensive income, category [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	3,110	1,791
Investment in private companies	0	0
Reclamation deposits	434	2,825
Financial assets designated at fair value	3,544	4,616
Financial assets at fair value through other comprehensive income, category [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	0	0
Investment in private companies	0	0
Reclamation deposits	0	0
Financial assets designated at fair value	0	0
Financial assets at fair value through other comprehensive income, category [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	0	0
Investment in private companies	1,200	1,200
Reclamation deposits	0	0
Financial assets designated at fair value	$ 1,200	$ 1,200